                                U.S. GOVERNMENT
                                    RESERVES

                               GRADISON-MCDONALD

                                 ANNUAL REPORT
                               SEPTEMBER 30, 1995

                        A MONEY MARKET FUND INVESTING IN
                           U.S. GOVERNMENT SECURITIES


                              GRADISON-MCDONALD

This material is intended for distribution to shareholders of the Gradison-McDonald U.S. Government Reserves Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison-McDonald U.S. Government Reserves Fund.
McDonald & Company Securities, Inc.-Distributor

                               GRADISON-MCDONALD
                            U.S. GOVERNMENT RESERVES

LETTER TO SHAREHOLDERS

                                                                November 1, 1995


Dear U.S. Government Reserves Shareholder:

20TH YEAR   We are pleased to present our 20th annual report of U.S. Government
Reserves money market fund for the fiscal year that ended September 30, 1995. The Fund's predecessor was established in 1976 as the nation's 35th money market mutual fund. Today, there are more than 1100. The report contains financial highlights (page 3), a complete listing of the Fund's portfolio of investments on the last day of the reporting period (pages 4-5) and the Fund's financial statements (pages 6-10).

MARKET YIELDS & IMMEDIATE LIQUIDITY   U.S. Government Reserves provides you
with competitive yields and immediate liquidity. You can easily access your funds in U.S. Government Reserves by simply writing a personal check drawn on your money market fund account. Or call the Shareholder Service Department for a redemption check.

INHERENT MONEY MARKET FUND ADVANTAGE You may want to consider increasing your money market fund balances above their normal levels because the returns of money market funds have been very competitive. In contrast, there are cases where the rates of return paid at banks are below market levels. Your return on a bank deposit may be reduced by service charges, too. But of course, we are required to advise you that deposits at banks are federally insured while money market funds are not.

US RESERVES TAX ADVANTAGE   Your U.S. Government Reserves account represents
your stake in a portfolio that is invested securities that are among the highest quality, safest securities available. You may reap an added benefit from investing in U.S. Government Reserves. In addition to being of the highest credit quality, the portfolio securities of U.S. Government Reserves are selected to maximize after tax income. In 1995, all of the income that the Fund earned and passed on to shareholders was exempt from state and local taxes. Such tax-advantaged income allows you to avoid paying state income taxes on income from your U.S. Government Reserves account. U.S. Government Reserves' balances have also been generally exempted from the personal property taxes that some states levy. Of course, check with your tax adviser concerning your personal tax situation.

MONEY MARKET DYNAMICS   Short term interest rates peaked earlier this year, but
further cuts in short term interest rates may be dependent on the pace of growth in the U.S. economy. If growth is too rapid, the Federal Open Market Committee is likely to be stingy with further rate cuts. Another reduction of short term interest rates may be likely if Congress and the Clinton administration come to agreement on a credible schedule to eliminate the federal deficit.

As always, we welcome our shareholders' comments and suggestions.

Respectfully,
GRADISON-McDONALD U.S. GOVERNMENT RESERVES

/s/ Paul J. Weston                      /s/ C. Stephen Wesselkamper

Paul J. Weston                          C. Stephen Wesselkamper
Executive Vice President                Vice President and Portfolio Manager


                                                                1-800-869-5999


                               5 Years  3 Years 1 Year  Quarter*

GRADISON . MCDONALD
U.S. GOVERNMENT RESERVES
AVERAGE ANNUAL
TOTAL RETURN
PERIODS ENDED
SEPTEMBER 30, 1995              4.11%    3.53%   5.10%   1.28%

Consumer Price Index            2.93%    2.76%   2.54%    .83%


U.S. GOVERNMENT RESERVES YIELDS      AVERAGE DAILY           EFFECTIVE**
7 days ending September 30, 1995        5.06%                   5.19%
Year ending September 30, 1995          4.99%                   5.12%
Year ending September 30, 1994          2.93%                   2.98%

*Not annualized.

** "Effective" yields reflect reinvestment and compounding of actual daily dividends for the 12-month period; for the 7-day period, it assumes reinvestment and compounding of the actual 7-day return for an entire year. The foregoing yields and total returns represent past performance. Future yields and total returns will fluctuate. The yield for the most recent 7-day period ending the date of this letter, November 6, 1995 was 4.99% and the effective yield was 5.12%.

The chart above is intended to compare the total return results of the U.S. Government Reserves Fund with the Consumer Price Index which is widely considered as a measure of inflation. Total returns reflect the reinvestment and compounding of actual daily dividends and distributions for each period noted above. Past performance does not insure future results.

Gradison-McDonald U.S. Government Reserves acquired all of the outstanding shares of Gradison Cash Reserves Trust (GCR), Gradison U.S. Government Trust, McDonald Money Market Fund, Inc., and McDonald U.S. Government Money Market Fund, Inc. on September 27, 1993. Returns prior to that date are those of GCR.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

               See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                       (NOTE 3)

                                                           YEAR ENDED SEPTEMBER 30,
                                                -------------------------------------------
                                                    1995    1994     1993    1992     1991
Net asset value at beginning of period             $1.000   $1.000  $1.000   $1.000  $1.000
                                                   ------   ------  ------   ------  ------
Net investment income                                .050     .029    .025     .037    .059

Dividends from net investment income                (.050)   (.029)  (.025)   (.037)  (.059)
                                                   ------   ------  ------   ------  ------
Net asset value at end of period                   $1.000   $1.000  $1.000   $1.000  $1.000
                                                   ======   ======  ======   ======  ======
Total return                                        5.10%    2.97%   2.55%    3.83%   6.12%
                                                   ======   ======  ======   ======  ======

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (in millions)        $1,224.1 $1,001.2  $979.8   $575.9  $638.7
RATIOS NET OF EXPENSES
   WAIVED BY THE ADVISER (1):
   Ratio of expenses to average net assets           .78%     .80%    .81%     .75%    .75%
   Ratio of net investment income
      to average net assets                         5.00%    2.90%   2.53%    3.77%   5.95%
RATIOS ASSUMING NO ADVISER
   WAIVER OF EXPENSES (1):
   Ratio of expenses to average net assets           .78%     .81%    .81%     .75%    .75%
   Ratio of net investment income
      to average net assets                         5.00%    2.89%   2.53%    3.77%   5.95%

On October 4, 1991, McDonald & Company Securities, Inc. became investment adviser of the Fund as a result of a merger with Gradison & Company Incorporated.

(1) During the year ended September 30, 1994, the adviser absorbed expenses of the Fund through waiver of a portion of the investment advisory fee (Note 2).




See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995

                 INTEREST    PRINCIPAL                                                INTEREST    PRINCIPAL
MATURITY (1)     RATE (2)     AMOUNT         VALUE                   MATURITY (1)     RATE (2)     AMOUNT         VALUE
FEDERAL FARM CREDIT BANKS, DISCOUNT NOTES -  17.57%                  FEDERAL HOME LOAN BANKS, DISCOUNT NOTES - 44.76%
 10/03/95         5.78%    $10,000,000    $  9,996,789                10/02/95         6.30%  $  75,000,000    $  74,986,875
 10/04/95         5.69      10,000,000       9,995,258                10/11/95         5.65      15,000,000       14,976,458
 10/10/95         5.67      10,000,000       9,985,825                10/13/95         5.53      20,000,000       19,963,100
 10/11/95         5.70       4,000,000       3,994,300                10/16/95         5.64      18,500,000       18,456,525
 10/18/95         5.59      15,700,000      15,660,227                10/17/95         5.58       5,000,000        4,987,600
 10/18/95         5.61      20,000,000      19,947,017                10/18/95         5.59      10,000,000        9,973,603
 10/19/95         5.70      21,020,000      20,963,422                10/19/95         5.70       8,000,000        7,977,200
 10/24/95         5.61      10,000,000       9,964,158                10/20/95         5.63      15,000,000       14,955,429
 10/31/95         5.74      10,000,000       9,952,208                10/23/95         5.58      20,000,000       19,931,739
 11/01/95         5.70      20,000,000      19,901,833                10/27/95         5.58      10,000,000        9,959,700
 11/02/95         5.57      10,050,000      10,000,241                10/30/95         5.63      25,000,000       24,886,618
 11/06/95         5.77      10,000,000       9,942,300                11/06/95         5.80      10,000,000        9,942,000
 11/13/95         5.58      10,000,000       9,933,350                11/10/95         5.64      25,000,000       24,843,889
 11/15/95         5.56      10,000,000       9,930,500                11/13/95         5.54      29,705,000       29,507,719
 11/22/95         5.57      18,000,000      17,855,180                11/20/95         5.57      15,000,000       14,883,958
 11/30/95         5.59      14,580,000      14,444,163                11/21/95         5.57      40,000,000       39,684,012
 12/05/95         5.60       9,500,000       9,403,944                11/27/95         5.70      20,000,000       19,821,717
 12/07/95         5.50      10,000,000       9,897,639                11/30/95         5.54      10,000,000        9,907,667
                                           -----------                12/06/95         5.57      19,565,000       19,364,809
                                           221,768,354                12/11/95         5.82      20,000,000       19,768,461
                                           -----------                12/28,95         5.58      10,000,000        9,863,600
FEDERAL FARM CREDIT BANKS, FLOATING RATE NOTES -  11.88%               1/02/96         5.50      10,000,000        9,857,917
  3/21/96         6.20      50,000,000      49,996,357                 1/08/96         6.58      10,000,000        9,848,475
  6/07/96         5.94      50,000,000      49,983,371                 1/12/96         5.53      15,000,000       14,762,671
  8/12/96         5.77      50,000,000      49,991,464                 1/18/96         5.51      10,000,000        9,833,169
                                           -----------                 1/24/96         5.52      10,000,000        9,822,708
                                           149,971,192                 1/25/96         5.52      10,000,000        9,822,133
                                           -----------                 1/31/96         5.48      10,000,000        9,814,289
FEDERAL FARM CREDIT BANKS,                                             2/05/96         5.51      20,000,000       19,611,239
  FLOATING RATE MASTER NOTE -  5.95%                                   2/06/96         5.50      14,455,000       14,172,324
 10/16/95         6.00      75,100,000      75,100,000                 2/12/96         5.59      10,000,000        9,791,928
                                           -----------                 2/22/96         5.56       7,735,000        7,562,974
                                                                       2/28/96         5.50      11,850,000       11,578,438
                                                                       3/25/96         5.55      10,000,000        9,728,667
                                                                                                                 -----------
                                                                                                                 564,849,611
                                                                                                                 -----------

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995

                 INTEREST    PRINCIPAL                                                INTEREST    PRINCIPAL
MATURITY (1)     RATE (2)     AMOUNT         VALUE                   MATURITY (1)     RATE (2)     AMOUNT         VALUE
FEDERAL HOME LOAN BANK BONDS, 3.96%                                   STUDENT LOAN MARKETING ASSOCIATION,
 1/19/96          7.31%    $10,000,000    $  9,998,493                    FLOATING RATE NOTES - 7.97%
 5/23/96          6.09      20,000,000      20,023,333                10/12/95          5.37%    $25,000,000    $ 24,998,072
 8/02/96          6.00      10,000,000      10,000,000                12/14/95          5.51      25,000,000      25,000,000
 9/05/96          6.10      10,000,000       9,997,770                 3/20/96          5.64      10,500,000      10,509,619
                                         -------------                10/30/97          5.64      20,000,000      20,074,163
                                            50,019,596                11/24/97          5.46      20,000,000      20,000,000
                                         -------------                                                         -------------
FEDERAL HOME LOAN BANKS, FLOATING RATE NOTES - 5.55%                                                             100,581,854
12/15/95          5.75      45,000,000      44,993,946                                                         -------------
 5/22/96          6.02      25,000,000      24,992,081                TENNESSEE VALLEY AUTHORITY, DISCOUNT NOTES - 1.74%
                                         -------------                10/19/95          5.64      10,000,000       9,971,800
                                            69,986,027                11/09/95          5.60      12,000,000      11,927,200
                                         -------------                                                         -------------
                                                                                                                  21,899,000
                                                                                                               -------------
                                                                      U.S. TREASURY PRINCIPAL STRIPS - 0.62%
                                                                       2/15/96          5.75       8,000,000       7,833,520
                                                                                                               -------------
                                                                      TOTAL INVESTMENTS, AT VALUE
                                                                          (COST $1,262,009,154)               $1,262,009,154
                                                                                                              ==============

(1) For regulatory purposes, the maturity date of floating rate securities with market prices that approximate par is considered to be the date upon which the next readjustment of the interest rate can occur.

(2) The interest rates disclosed in the portfolio of investments are as follows:
    . U.S. Government Agency discount notes - the discount rate at the time of purchase;
    . U.S. Government Agency bonds - the yield to maturity at
      time of purchase;
    . U.S. Government Agency floating rate notes - the current coupon rate;
    . U.S. Treasury Strips - the yield to maturity at time of purchase.

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                                                     SEPTEMBER 30, 1995
ASSETS
  Investments in securities, at value (Note 1) (Cost $1,262,009,154)                    $1,262,009,154
  Cash                                                                                          23,508
  Receivable for securities sold                                                            50,002,930
  Interest receivable                                                                        3,613,384
  Prepaid expenses and other assets                                                             81,830
                                                                                         -------------
          TOTAL ASSETS                                                                   1,315,730,806
                                                                                         -------------
LIABILITIES
  Payable for securities purchased                                                          90,617,948
  Accrued investment advisory fees (Note 2)                                                    468,262
  Other accrued expenses payable to adviser (Note 2)                                           274,438
  Payable for Fund shares redeemed                                                             125,011
  Other accrued expenses and liabilities                                                       115,686
                                                                                         -------------
          TOTAL LIABILITIES                                                                 91,601,345
                                                                                         -------------

NET ASSETS
  Equivalent to $1.00 per share on 1,224,129,461 outstanding shares (Note 1)
  ($0.01 par value - unlimited number of shares authorized)                             $1,224,129,461
                                                                                         =============

                See accompanying notes to financial statements.
6

STATEMENT OF OPERATIONS

                                                                YEAR ENDED SEPTEMBER 30, 1995
INTEREST INCOME                                                                 $64,012,077
EXPENSES
  Investment advisory fees (Note 2)                             $5,129,384
  Transfer agency fees (Note 2)                                  1,864,658
  Distribution (Note 2)                                          1,100,769
  Accounting services fees (Note 2)                                135,568
  Registration fees                                                116,705
  Printing                                                          94,535
  Professional fees                                                 45,931
  ICI dues                                                          50,718
  Trustees' fees (Note 2)                                           48,061
  Insurance                                                         29,103
  Other                                                             67,249
                                                                ----------
          TOTAL EXPENSES                                                          8,682,681
                                                                                -----------
NET INVESTMENT INCOME                                                           $55,329,396
                                                                                ===========



                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEARS ENDED SEPTEMBER 30,
                                                                ----------------------------
                                                                1995                    1994
Net investment income                                   $     55,329,396         $     29,396,262
                                                           -------------           --------------
Dividends to shareholders                                     55,329,396              (29,396,262)
                                                           -------------           --------------
Utilization of capital loss carryforward (Note 3)                      -                    6,487
                                                           -------------           --------------
FROM TRUST SHARE TRANSACTIONS:
         (at a constant net asset value of $1.00 per share)
         Proceeds from shares sold                         5,412,404,275            4,251,168,366
         Net asset value of shares issued
                 in reinvestment of dividends                 55,329,396               29,396,262
         Payments for shares redeemed                     (5,244,837,425)          (4,259,130,431)
                                                           -------------           --------------
                 Increase in net assets from Trust
                    share transactions                       222,896,246               21,434,197
                                                           -------------           --------------
Total increase in net assets                                 222,896,246               21,440,684

NET ASSETS:
         Beginning of period                               1,001,233,215              979,792,531
                                                           -------------           --------------
         End of period                                    $1,224,129,461           $1,001,233,215
                                                           =============           ==============

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995

NOTE 1 -- SIGNIFICANT ACCOUNTING POLITIES
Gradison-McDonald Cash Reserves Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Effective with the start of business on September 27, 1993 (the Reorganization Date) all of the outstanding shares of the Gradison Cash Reserves (GCR) series of the Trust, Gradison U.S. Government Trust, McDonald Money Market Fund, Inc., and McDonald U.S. Government Money Market Fund, Inc. (collectively, the Acquired Funds) were acquired by a new series of the Trust, Gradison-McDonald U.S. Government Reserves (GMU or the Fund). See
Note 3 for a more detailed discussion of the merger.

The following is a summary of the Trust's significant accounting policies:

SECURITIES VALUATION -- Investments are valued using the amortized cost method which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable the Trust to maintain a constant net asset value per share.

SECURITIES TRANSACTIONS AND INTEREST INCOME -- Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is accrued as earned and includes any immaterial gains or losses realized from securities transactions during the year.

TRUST SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS -- Trust shares are sold and redeemed on a continuing basis at the net asset value. The net asset value per share is computed by dividing the net asset value of the Trust (total assets less total liabilities) by the number of shares outstanding. All of the net investment income of the Trust is declared as a dividend and paid in additional shares once daily. Net investment income consists of all interest income accrued on the portfolio securities of the Trust, plus or minus amortized purchase discount or premium, less accrued expenses. Share purchases effective before 12:00 noon (Eastern time) earn dividends that day. Redemption requests received before 12:00 noon will not receive that day's dividend.

TAXES -- It is the Trust's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Trust so qualifies, and distributes at least 90% of its taxable net income, the Trust will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Trust's intention to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax basis of investments is equal to the amortized cost as shown on the Portfolio of Investments.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES
The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. (McDonald), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement (the Agreement). Under the terms of the Agreement, the Trust pays McDonald a fee computed and accrued daily and paid monthly based upon the Trust's average daily net assets at the annual rate of .50% on the first $400 million, .45% on the next $600 million, .40% on the next $1 billion and .35% on any amounts in excess of $2 billion.

               See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995

Under the terms of the Agreement, McDonald bears the costs of salaries and related expenses of executive officers of the Trust who are necessary for the management and operations of the Trust. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials, and compensates the Trust's trustees who are affiliated with McDonald.

During the year ended September 30, 1994, McDonald waived advisory fees of $106,691 in order to limit the Fund's annualized ratio of expenses to average net assets to .80%.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Trust. The Trust pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $23.50 per shareholder account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Trust pays McDonald a monthly fee for accounting services based on the Trust's average daily net assets at an annual rate of .015% on the first $400 million,
 .0125% on the next $300 million, .01% on the next $300 million and .0075% on any amount in excess of $1 billion, with a minimum annual fee of $25,000.

Under the terms of a Distribution Service Plan (the Plan) adopted under Rule 12b-1 of the Investment Company Act of 1940, the Trust has entered into an agreement with McDonald pursuant to which the Trust pays McDonald a service fee in the annual amount of .10% of the Trust's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $6,000 payable in quarterly installments for service during each fiscal quarter, (b) $500 for each Board of Trustees meeting attended and (c) $300 for each committee meeting attended. Each trustee not serving on other Gradison-McDonald Mutual Fund Boards of Trustees receives an additional $500 for each meeting attended.

NOTE 3 -- BUSINESS COMBINATION
On the Reorganization Date, GMU acquired substantially all of the assets and liabilities of the Acquired Funds through a tax-free exchange of assets in which each shareholder of the Acquired Funds received a number of full and fractional shares of GMU having a total net asset value equal to the net asset value of the shares held in their former fund as of that date. GMU, which was organized for the sole purpose of acquiring the assets and liabilities of the Acquired Funds, had no assets, liabilities, or shareholders and did not commence operations until the Reorganization Date.

As of the close of business on the Reorganization Date, the Acquired Funds, excluding GCR, collectively had net assets of $499,941,413 and shares outstanding of $499,947,900 and had no undistributed net investment income or unrealized appreciation/depreciation on investments. The Acquired Funds collectively had accumulated net realized losses of $6,487, which were used to offset gains realized by GMU during the year ended September 30, 1994.

For financial reporting purposes, GMU is considered the successor to GCR; therefore, financial information for all periods prior to the Reorganization Date is that of GCR.




               See accompanying notes to financial statements.

                           ARTHUR ANDERSEN & CO, SC

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of the Gradison-McDonald U.S. Government Reserves series of the Gradison-McDonald Cash Reserves Trust:

We have audited the accompanying statement of assets and liabilities of the Gradison-McDonald U.S. Government Reserves, a series of the Gradison-McDonald Cash Reserves Trust (a Massachusetts business trust), including the portfolio of investments, as of September 30, 1995, the related statement of operations for the year then ended, and the statements of changes in net assets for the periods indicated thereon, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 1992, of the Gradison-McDonald U.S. Government Reserves series of the Gradison-McDonald Cash Reserves Trust, were audited by other auditors whose report dated October 22, 1992, expressed an unqualified opinion on these financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gradison-McDonald U.S. Government Reserves series of the Gradison-McDonald Cash Reserves Trust as of September 30, 1995, the results of its operations for the period then ended, the changes in its net assets for the periods indicated thereon, and the financial highlights for each of the three periods in the period then ended in conformity with generally accepted accounting principles.


Cincinnati, Ohio,
November 1, 1995
                                                /s/ Arthur Andersen LLP
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